Equity - Schedule of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	€ 55,252
Currency translation differences	3,300	€ (73)	€ (2,877)
Defined benefit plan actuarial (losses)/gains	(130)	178	205
Share-based compensation expense	6,666	2,636	2,632
Purchase/sale of treasury shares			209
Other reserves, at end of period	65,088	55,252
Other reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	55,252	52,512
Currency translation differences	3,300	(73)
Defined benefit plan actuarial (losses)/gains	(130)	178
Share-based compensation expense	6,666	2,636	2,632
Purchase/sale of treasury shares	0	0	209
Other reserves, at end of period	65,088	55,252	52,512
Other regulated reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	52,820	52,820
Currency translation differences	0	0
Defined benefit plan actuarial (losses)/gains	0	0
Share-based compensation expense	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	52,820	52,820	52,820
Other comprehensive income
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(5,041)	(5,146)
Currency translation differences	3,300	(73)
Defined benefit plan actuarial (losses)/gains	(130)	178
Share-based compensation expense	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	(1,871)	(5,041)	(5,146)
Treasury shares
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(645)	(645)
Currency translation differences	0	0
Defined benefit plan actuarial (losses)/gains	0	0
Share-based compensation expense	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	(645)	(645)	(645)
Capital from Share-based compensation
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	17,636	15,000
Currency translation differences	0	0
Defined benefit plan actuarial (losses)/gains	0	0
Share-based compensation expense	6,666	2,636
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	24,301	17,636	15,000
Other revenue reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(9,517)	(9,517)
Currency translation differences	0	0
Defined benefit plan actuarial (losses)/gains	0	0
Share-based compensation expense	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	€ (9,517)	€ (9,517)	€ (9,517)